SALES AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expense [Abstract]
SALES AND MARKETING EXPENSES

NOTE 17 - SALES AND MARKETING EXPENSES:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Share-based compensation	194	250	89
Salary and related expenses	176	266	248
Professional fees	125	187	348
Other	93	51	61
Total	588	754	746